Condensed Statements of Comprehensive Income (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating expenses:
General and administrative expense		$ 48,349	$ 46,462	$ 41,880
Loss from operations		472,399	430,131	221,599
Other income:
Other, net		2,406	(367)	2,019
Net other expense		(155,436)	(144,070)	(148,300)
Income before income taxes	[1]	316,963	286,061	73,299
Income tax (expense) benefit		(7,539)	(1,773)	374
Net income		309,424	284,288	$ 73,673
Less: Dividends on preferred shares		$ 19,875	$ 10,829
Net income attributable to common shareholders per share:
Basic		$ 6.23	$ 5.51	$ 1.37
Diluted		$ 6.12	$ 5.41	$ 1.36
Weighted average shares outstanding (in thousands):
Basic		46,471	49,624	53,271
Diluted		47,299	50,576	53,481
Other comprehensive income (loss), before tax:
Change in derivative instruments designated as cash flow hedges		$ 151,814	$ 10,986	$ (12,307)
Reclassification of realized (gain) loss on derivative instruments designated as cash flow hedges		12,709	(8,771)	(2,806)
Income tax (expense) benefit related to items of other comprehensive income		(1,380)	(184)	91
Comprehensive income, after tax		447,024	303,782	64,440
Less: Dividends on preferred share		19,875	10,829
Comprehensive income attributable to common shareholders		427,149	292,953	63,589
Parent Company
Operating expenses:
General and administrative expense		6,047	4,519	3,988
Total operating expenses		6,047	4,519	3,988
Loss from operations		(6,047)	(4,519)	(3,988)
Other income:
Equity in net income of subsidiaries		316,226	289,133	76,076
Other, net		(755)	(326)	734
Net other expense		315,471	288,807	76,810
Income before income taxes		309,424	284,288	72,822
Net income		309,424	284,288	72,822
Less: Dividends on preferred shares		19,875	10,829
Net income		$ 289,549	$ 273,459	$ 72,822
Net income attributable to common shareholders per share:
Basic		$ 6.23	$ 5.51	$ 1.37
Diluted		$ 6.12	$ 5.41	$ 1.36
Weighted average shares outstanding (in thousands):
Basic		46,471	49,624	53,271
Diluted		47,299	50,576	53,481
Other comprehensive income (loss), before tax:
Change in derivative instruments designated as cash flow hedges		$ 151,814	$ 10,986	$ (12,307)
Reclassification of realized (gain) loss on derivative instruments designated as cash flow hedges		12,709	8,771	2,806
Foreign currency translation adjustments		(125)	(79)	177
Comprehensive income, before tax		448,404	303,966	63,498
Income tax (expense) benefit related to items of other comprehensive income		(1,380)	(184)	91
Comprehensive income, after tax		447,024	303,782	63,589
Less: Dividends on preferred share		19,875	10,829
Comprehensive income attributable to common shareholders		$ 427,149	$ 292,953	$ 63,589

[1]	Container Ownership segment income (loss) before income taxes includes unrealized gain (loss) on financial instruments, net of $0, $5,220 and $(6,044) for the years ended December 31, 2022, 2021 and 2020, respectively, and debt termination expense of $0, $15,209 and $8,750 for the years ended December 31, 2022, 2021 and 2020, respectively.